Summary of Significant Accounting Policies - Future Amortization of Above and Below Market Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
For the remaining three months ending December 31, 2019	$ 272,803	$ 821,433
2020	999,385	681,173
2021	910,384	622,812
2022	553,201	287,001
2023	295,741	80,335
2024 - 2039	1,232,016	93,080
Intangible assets, net	4,263,530	2,585,834	$ 2,259,904
Intangible Liabilities
For the remaining three months ending December 31, 2019	(58,338)	(94,045)
2020	(219,714)	(88,558)
2021	(207,700)	(85,321)
2022	(185,252)	(63,749)
2023	(138,780)	(48,840)
2024 - 2039	(526,514)	(59,213)
Below market leases, net	(1,336,298)	(439,726)	(300,724)
Leasing commissions
Intangible Assets
For the remaining three months ending December 31, 2019	39,850	88,331
2020	152,216	75,332
2021	142,806	67,721
2022	109,232	36,661
2023	83,691	17,855
2024 - 2039	503,393	19,746
Intangible assets, net	1,031,188	305,646	278,625
Legal and marketing costs
Intangible Assets
For the remaining three months ending December 31, 2019	7,683	30,054
2020	26,436	20,736
2021	21,709	16,127
2022	17,185	11,739
2023	12,992	8,126
2024 - 2039	30,335	9,168
Intangible assets, net	116,340	95,950	112,167
Above market leases
Intangible Assets
For the remaining three months ending December 31, 2019	59,973	212,864
2020	219,074	180,650
2021	212,136	173,712
2022	119,607	81,183
2023	33,311
2024 - 2039	33,995
Intangible assets, net	678,096	648,409	771,856
Leases in place
Intangible Assets
For the remaining three months ending December 31, 2019	165,297	490,184
2020	601,659	404,455
2021	533,733	365,252
2022	307,177	157,418
2023	165,747	54,354
2024 - 2039	664,293	64,166
Intangible assets, net	$ 2,437,906	$ 1,535,829	$ 1,097,256